Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 1,414,885	¥ 635,143	¥ 323,176
Other income	3,538,974	1,234,616	700,464
Investment income	594,446	261,148	82,879
Finance costs-Interest income	247,238	147,638	186,065
Finance costs-Interest expense	6,151	67,468	154,264
Sales and marketing expenses general and administrative expenses operation and servicing expenses and technology and analytics expenses from related parties	3,294,358	3,090,052	2,582,797
Other gains/(losses) - net	¥ (211,674)	¥ (499,543)	¥ (48,054)